SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) - Globis Acquisition Corp [Member]	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION REFLECTED IN BALANCE SHEET

At December 31, 2020, the common stock subject to possible redemption reflected in the balance sheet is reconciled in the following table:

Gross Proceeds	115,000,000
Less:
Common stock issuance costs	(2,516,841)
Add:
Accretion of carrying value to redemption value	3,666,841
Common stock subject to possible redemption	116,150,000

SCHEDULE OF CALCULATION OF BASIC AND DILUTED NET LOSS PER COMMON SHARE

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

	For the Period from August 21,
	2020 (Inception) Through
	December 31, 2020
	Redeemable common stock	Non-redeemable common stock
Basic and diluted net loss per common stock
Numerator:
Allocation of net loss, as adjusted	$(32,703)	$(57,183)
Denominator:
Basic and diluted weighted average shares outstanding	1,520,661	2,658,912
Basic and diluted net loss per common stock	$(0.02)	$(0.02)

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

					For the Period from
	Three Months Ended		Nine Months Ended		August 21, 2020 (Inception) Through
	September 30, 2021		September 30, 2021		September 30, 2020
	Redeemable	Non-redeemable	Redeemable	Non-redeemable	Non-redeemable
	common stock	common stock	common stock	common stock	common stock
Basic and diluted net loss per common share
Numerator:
Allocation of net loss, as adjusted	$(680,303)	$(210,056)	$(1,223,906)	$(377,903)	$(1,000)
Denominator:
Basic and diluted weighted average shares outstanding	11,500,000	3,550,833	11,500,000	3,550,833	2,500,000
Basic and diluted net loss per common share	$(0.06)	$(0.06)	$(0.11)	$(0.11)	$(0.00)

SCHEDULE OF CONDENSED BALANCE SHEET

At September 30, 2021 and December 31, 2020, the common stock reflected in the condensed balance sheets are reconciled in the following table:

Gross proceeds	$115,000,000
Less:
Common Stock issuance costs	$(2,516,841)
Plus:
Accretion of carrying value to redemption value	$3,666,841
Common Stock subject to possible redemption	$116,150,000